Notes to the consolidated financial statements	9 Months Ended
Sep. 30, 2021
Notes to the consolidated financial statements
Notes to the consolidated financial statements

3. Notes to the consolidated financial statements

3.1 Revenue from contract with customers

The Group recognized the following revenues:

	Nine months ended September 30,
	2020	2021
	EUR k	EUR k
Belgium
GSK	4,047	49,621
Germany
Boehringer Ingelheim	1,418	9,990
Netherlands
Genmab	1,893	1,323
Switzerland
CRISPR	618	831
United States
Eli Lilly	34,854	—
Total	42,830	61,765

Of these revenues, all of which were recognized over time as part of collaboration agreements, during the nine months ended September 30, 2021, EUR 49,878k (September 30, 2020: EUR 41,545k) related to delivery of research services combined with an IP license (recognized from the upfront payments as further illustrated in the table below), EUR 1,400k(September 30, 2020: EUR 401k) related to delivery of products and EUR 10,488k (September 30, 2020: EUR 884k) were recognized from those research and development services considered distinct within the agreements.

In the nine months ended September 30, 2020, revenue primarily consisted of EUR 34,854k recognized upon termination of the collaboration with Eli Lilly.As a result, and on the termination date of the License and Collaboration Agreement, EUR 33.1 million in contract liabilities from the upfront payment were recognized as revenue as no further performance obligation remained.

In the nine months ended September 30, 2021, EUR 20,470k in revenue was recognized under the collaboration agreement with GSK, entered into in July 2020, for the research, development, manufacturing and commercialization of mRNA-based vaccines and monoclonal antibodies targeting infectious disease pathogens. Another EUR 17,845k in revenue was recognized under a new collaboration with GSK, entered in April 2021, for the developing next generation mRNA vaccines for COVID-19 with the potential for a multi-valent approach to address multiple emerging variants in one vaccine, and under which GSK paid the Group an upfront payment of EUR 75,000k in May 2021.

In August 2014, the Group entered into an Exclusive Collaboration and License Agreement, which it refers to as the Boehringer Agreement, with Boehringer Ingelheim, whereby it granted Boehringer Ingelheim exclusive global rights for development and commercialization of its investigational therapeutic mRNA vaccine BI 1361849 (formerly CV9202) formulated with a legacy protamine technology. The Group received an upfront payment of EUR 30,000K, as well as, an option fee payment of EUR 5,000K and an additional EUR 7,000K in development milestone payments, all of which are non-refundable and non-creditable in the event of expiry or termination of the agreement. In June 2021, Boehringer Ingelheim provided notice of its intention to terminate the Boehringer Agreement, with such termination to become effective on November 17, 2021. Refer to Note 17, for additional information regarding this termination subsequent to September 30, 2021. Upon termination of the Boehringer Agreement, the rights and licenses granted by the Group to Boehringer Ingelheim will revert back to the Group, provided that Boehringer Ingelheim has the right to sell off existing inventory of BI 1361849 for a certain period. In addition, Boehringer Ingelheim must assign to us all regulatory approvals or applications and grant us a non-exclusive, cost-free, perpetual and worldwide license to intellectual property held by Boehringer Ingelheim that has been used in the development, manufacture or commercialization of BI 1361849 or any other product developed under the Boehringer Agreement. As of the date of these interim financial statements, the Group and Boehringer Ingelheim are assessing options to continue an R&D collaboration based on the exchange of the legacy protamine technology with state-of-the-art LNP based formulations. As a result of the announced termination, the remaining contract liability, related to the upfront payment, is being recognized over a shorter period through the termination date. For the nine months ended September 30, 2021, EUR 9,990k (September 30, 2020: EUR 1,400k) was recognized as revenue related to this agreement.

The Group has received upfront payments which were initially deferred and are subsequently recognized as revenue as the Group renders services over the performance period. Below is a summary of such payments and the related revenues recognized:

				Revenue recognized from
		Upfront payments	Upfront payments	upfront payments in the
		included	included	nine months ended
	Upfront payments	in contract liabilities at	in contract liabilities at	September 30,	September 30,
		December 31, 2020	September 30, 2021	2020	2021

Customer		(EUR k)	(EUR k)	(EUR k)
Eli Lilly	USD 50,000k (EUR 42,200)*	—	—	34,854	—
CRISPR	USD 3,000k (EUR 2,524)*	1,549	1,317	232	232
Boehringer Ingelheim	EUR 30,000k	14,003	4,012	1,400	9,990
Genmab	USD 10,000k (EUR 8,937)*	7,150	5,809	1,341	1,341
GSK	EUR 120,000k	112,222	91,842	3,718	20,470
GSK 2nd Gen	EUR 75,000k	—	57,155	—	17,845
BMBF	EUR 124,502k	61,122	124,502	—	—
EU APA	EUR 450,000k	450,000	450,000	—	—
Total		646,046	734,637	41,545	49,878

* Translated at the currency exchange rate prevailing on the transaction date.

Contract balances:

	December 31,	September 30,
	2020	2021
	EUR k	EUR k
Trade receivables	1,014	2,452
Contract assets	808	7,180
Contract liabilities**	658,046	746,548

Trade receivables are non-interest bearing and are generally settled within 30 to 45 days. Besides the upfront payments, under the collaboration agreements, contract liabilities also contain an option fee payment and an additional development milestone payment of EUR 12 million, in total, from Boehringer Ingelheim; refer to Note 17 for additional information relating to these amounts following September 30, 2021.

**As of September 30, 2021, €450 million in contract liabilities relating to the EU APA were classified as current assets due to the expectation for them to be recognized within one year from this date (non-current assets at December 31, 2020); refer to Note 17 for additional information relating to these amounts following September 30, 2021

3.2 Cost of sales

The cost of sales consists of the following:

	Nine months ended September 30,
	2020	2021
	EUR k	EUR k
Personnel	(2,171)	(14,897)
Materials	(1,380)	(13,945)
Third-party services	(2,432)	(130,795)
Maintenance and lease	(752)	(3,227)
Amortization and depreciation	(250)	(2,944)
Other	(64)	(2,369)
Total	(7,049)	(168,177)

During the nine months ended September 30, 2021, cost of sales increased compared to the same period of 2020 mainly due to activities for production processes for the Group’s CVnCoV vaccine candidate. The increase of EUR 161,128k in cost of sales was also driven by recognition of expenses related to ineffective set-up activities and settlement costs related to the termination of several CMO contracts.

3.3 Selling and distribution expenses

Selling and distribution expenses consist of the following:

	Nine months ended September 30,
	2020	2021
	EUR k	EUR k
Personnel	(755)	(943)
Amortization and depreciation	(77)	(65)
Third-party services	—	(200)
Other	23	(24)
Total	(809)	(1,232)

Personnel expenses mainly include salary and salary-related expenses, during the nine months ended September 30, 2021 of EUR 777k (September 30, 2020: 288k) and share-based payment expense of EUR 166k (September 30, 2020: 467k).

3.4 Research and development expenses

R&D expenses consists of the following:

	Nine months ended September 30,
	2020	2021
	EUR k	EUR k
Personnel	(16,213)	(25,209)
Materials	(21,595)	(5,893)
Amortization and depreciation	(2,589)	(3,051)
Patents and fees to register a legal right	(3,525)	(10,209)
Third-party services	(27,973)	(238,348)
Maintenance and lease	(560)	(291)
Other	(3,882)	(1,727)
Total	(76,337)	(284,728)

During the nine months ended September 30, 2021, research and development expenses increased in comparison to the same period of 2020 mainly due to an increase in development expenses from the Group´s CVnCoV program. These expenses consist primarily of cost incurred to CROs involved in the CVnCoV development. As of September 30, 2021, the Group had no development expenditures that met the requirements for capitalization. Under the grant from BMBF, the Group earns income (recognized in other operating income) for certain eligible expenses incurred for COVID-19 vaccine development; refer to Note 3.6 for more information on amounts recognized from this grant in the nine months ended September 30, 2021.

Personnel expenses mainly include salary and salary-related expenses, during the nine months ended September 30, 2021 of EUR 24,637k (September 30, 2020: 13,227k) and share-based payment expense of EUR 572k (September 30, 2020: 2,986k).

3.5 General and administrative expenses

General and administrative expenses consist of the following:

	Nine months ended September 30,
	2020	2021
	EUR k	EUR k
Personnel	(15,847)	(30,039)
Maintenance and lease	(1,571)	(2,106)
Third-party services	(5,097)	(28,699)
Legal and other professional services	(2,276)	(6,394)
Amortization and depreciation	(4,382)	(5,575)
Other	(3,974)	(7,974)
Total	(33,147)	(80,787)

Personnel expenses mainly include salary and salary-related expenses, during the nine months ended September 30, 2021, of EUR 19,492k (September 30, 2020: 11,900k) and share-based payment expense of EUR 10,547k (September 30, 2020: 3,947k). During the nine months ended September 30, 2021, third-party services expenses increased, compared to the same period of 2020, mainly due to consulting services for product launch readiness. The increase in “Other” mainly result from insurance costs of EUR 5,256k, mainly related to director and officer liability insurance (September 30, 2020: EUR 742k):

3.6 Other operating income

	Nine months ended September 30,
	2020	2021
	EUR k	EUR k
Grants and other cost reimbursements from government agencies and similar bodies	11,313	64,307
Other	382	2,439
Total	11,695	66,746

During the nine months ended September 30, 2021 and 2020, income from grants with government agencies and similar bodies resulted from the following:

German Federal Ministry of Education and Research (BMBF)

In 2020, the Company received a grant from BMBF to support the development of its COVID-19 vaccine candidate for which it was determined that the arrangement contained two components: a grant component (in the scope of IAS 20) and a supply component (in the scope of IFRS 15). With regard to the grant component, during the nine months ended September 30, 2021, the Group has recognized grant income in the amount of EUR 64,031k (September 30, 2020: nil). As of September 30, 2021, the unrecognized grant component of EUR 1,187k (December 31, 2020: EUR 28,630k) is presented in (current) other liabilities. Refer to Note 17 for additional information regarding this grant subsequent September 30, 2021.

Coalition for Epidemic Preparedness Innovations (CEPI)

In January 2020, CureVac and CEPI entered into a collaboration to develop a vaccine against the new coronavirus SARS-CoV-2. The aim of the cooperation is to safely advance vaccine candidates into clinical testing as quickly as possible. The agreement builds upon the existing partnership between CureVac and CEPI to develop a rapid-response vaccine platform and included additional initial funding of up to USD 8,300k. In May 2020, CEPI increased its grant award to the Group for SARS-CoV-2 vaccine development to up to USD 15,300k.

For the nine months ended September 30, 2021, CureVac recognized the reimbursement by CEPI of approved expenses of EUR 30k (September 30, 2020: EUR 10,565k). As of September 30, 2021, EUR 1,294k in grant funds received have been deferred and are presented within other liabilities (December 31, 2020: EUR 1,325k).

Bill & Melinda Gates Foundation (BMGF)

For the nine months ended September 30, 2021, CureVac recognized EUR 246k (September 30, 2020: EUR 449k) from the amortization of the grants on a straight-line basis. As of September 30, 2021, 1,918k in grant funds received have been deferred and presented within other liabilities (December 31, 2020: EUR 2,164k).